GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.2 - Schedule 3

Exception Detail
Run Date - 03/28/2022 11:18:01 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXXXXXXXX	XXXXXXXXXX	XXX	XXX	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception needed for allowing five financed properties (including subject property) versus program restriction that borrowers are subject to no more than four financed properties including the borrower's primary residence.		Exception granted, credit score is XXX, XX points > program requirement of XXX. DTI is XX.XXX%, XX.XXX% < program maximum of XX%. Borrower is self-employed, XXXXXXXX for XX years. Co-borrower is a XXXXXXX for XX years with XXXXX XXXX XXX (large franchise law practice). Three open (listed on credit report) and seven closed mortgages rated XXXX since inception. No public records and no late payments since one isolated late on X/XXXX (rev).				07/27/2021	B	2	XXXXXXXXXX	XX	I	7	C	B	C	B	A	A	A	A		Exempt	1